Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$304,269
Series A, 5.00%, 09/01/23	325	329,814
Series B, 5.00%, 09/01/23	540	547,998
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	100,850
Series A, 3.00%, 06/01/23	335	335,659
Series A, 5.00%, 02/01/23	505	505,000
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/23	365	372,032
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	130,824
Series D, 5.00%, 05/01/23	115	115,729
State of Alabama GO
Series A, 5.00%, 08/01/23	255	258,380
Series A, 5.00%, 11/01/23	500	509,932
Series C, 5.00%, 08/01/23	250	253,314
Series C, 5.00%, 11/01/23	290	295,761
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	255	257,667
University of Alabama at Birmingham RB
5.00%, 10/01/23	700	711,281
Series A, 5.00%, 10/01/23	135	137,175
		5,165,685
Alaska — 0.0%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	167,463
State of Alaska GO, Series B, 5.00%, 08/01/23	100	101,167
		268,630
Arizona — 2.3%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/23	460	464,735
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	460	466,947
Arizona State University RB
5.00%, 08/01/23	150	151,891
Series B, 5.00%, 07/01/23	220	222,301
Series C, 5.00%, 07/01/23	295	298,086
Arizona Transportation Board RB
5.00%, 07/01/23	2,105	2,126,668
Series A, 5.00%, 07/01/23	100	101,029
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	170	172,966
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	35,366
City of Phoenix AZ GO, 5.00%, 07/01/23	190	192,058
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	742,774
5.50%, 07/01/23 (NPFGC)	85	86,081
Series A, 5.00%, 07/01/23	575	581,135
Series B, 5.00%, 07/01/23	775	783,311
Series D, 5.00%, 07/01/23	590	596,048
SeriesB, 5.00%, 07/01/23	140	141,505
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	121,280
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	420	424,480
County of Pima AZ GOL, 4.00%, 07/01/23	350	352,346
County of Pima Sewer System Revenue
5.00%, 07/01/23	405	409,371
5.00%, 07/01/23 (ETM)	205	207,033
Maricopa County Community College District GO, 5.00%, 07/01/23	2,200	2,223,468
Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	$75	$75,813
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	40,345
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	330	333,603
Series B, 5.00%, 07/01/23	175	176,910
Phoenix AZ, 4.00%, 07/01/23	685	689,574
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	136,578
State of Arizona
5.00%, 09/01/23	75	76,098
5.00%, 09/01/23 (ETM)	185	187,686
University of Arizona (The) RB
5.00%, 06/01/23	215	216,792
5.00%, 08/01/23	180	182,269
		13,016,547
Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	80	80,476
5.00%, 04/01/23	315	316,305
5.00%, 10/01/23	965	981,322
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	107,046
		1,485,149
California — 11.6%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,375
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	178,111
Bay Area Toll Authority, 5.00%, 04/01/28 (PR 04/01/24)	250	251,119
Bay Area Toll Authority RB
5.00%, 04/01/23	100	100,421
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	100	100,448
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	135	135,659
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	78,923
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	592,058
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	25,517
Series A, 4.00%, 03/01/23	70	70,062
Series A, 5.00%, 11/15/23	15	15,315
Series B, 5.00%, 11/15/23	110	112,143
California Infrastructure & Economic Development Bank RB,
Series A, 5.00%, 10/01/23	185	188,277
California State Public Works Board RB
5.00%, 09/01/23	200	203,149
Series A, 5.00%, 03/01/23	170	170,377
Series A, 5.00%, 09/01/23	175	177,755
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,144
Series B, 5.00%, 10/01/23	665	676,956
Series C, 5.00%, 11/01/23	105	107,125
Series D, 5.00%, 09/01/23	600	609,446
Series F, 5.00%, 05/01/23	940	946,262
Series F, 5.00%, 09/01/23	255	259,015
Series G, 5.00%, 09/01/23	20	20,315
Series H, 5.00%, 06/01/23	195	196,742
Series H, 5.00%, 12/01/23	125	127,814
Series I, 5.00%, 11/01/23	545	556,031
California State University RB
5.00%, 11/01/23	270	275,546

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/23	$1,085	$1,107,206
Series C, 5.00%, 11/01/23 (AGM)	120	122,447
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	210	211,876
City of Los Angeles CA GO, 5.00%, 09/01/23	350	355,347
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/23	100	100,573
Series B, 5.00%, 06/01/23	125	126,125
City of Los Angeles Department of Airports RB, 5.00%, 05/15/23	2,000	2,014,978
City of San Francisco CA Public Utilities Commission WaterRevenue RB
5.00%, 11/01/23	745	760,302
Series B, 5.00%, 11/01/23	100	102,054
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/24)	1,200	1,215,966
Series A, 5.00%, 08/01/23	100	101,311
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	320	320,691
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	233,997
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	186,671
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	50,544
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	148,074
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	191,627
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	141,821
Grossmont Union High School District GO, 4.00%, 08/01/23	125	126,080
Huntington Beach Union High School District GO, 5.00%, 08/01/23	175	177,337
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	30,000
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	156,270
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,046
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	103,446
Long Beach Community College District GO
5.00%, 08/01/23	115	116,536
Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	164,016
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	456,189
Series C, 5.00%, 08/01/23	535	542,358
Los Angeles County CA, 4.00%, 06/30/23	2,000	2,015,811
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/23	125	126,422
Series A, 5.00%, 06/01/23	585	590,252
Series A, 5.00%, 07/01/23	1,470	1,486,722
Series C, 5.00%, 07/01/23	185	187,104
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	410	417,153
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/23	135	136,530
Los Angeles Department of Water & Power RB, 5.00%, 07/01/23	500	505,667
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/23	250	252,833
Series A, 5.00%, 07/01/23	445	450,043
Series B, 4.00%, 07/01/23	150	151,086
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/23	$165	$166,870
Series D, 4.00%, 07/01/23	205	206,484
Series E, 5.00%, 07/01/23	165	166,870
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	355	358,743
Series A, 4.00%, 07/01/23	670	674,324
Series A, 5.00%, 07/01/23	2,255	2,278,774
Series B-1, 5.00%, 07/01/23	1,000	1,010,543
Series C, 5.00%, 07/01/23	185	186,950
Metropolitan Water District of Southern California RB
5.00%, 07/01/23	995	1,005,945
Series A, 5.00%, 07/01/23	150	151,650
Series B, 5.00%, 09/01/23	75	76,159
Series E, 5.00%, 07/01/23	2,500	2,528,230
Modesto Irrigation District RB, 5.00%, 10/01/23	230	234,013
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,262
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	484,614
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	49,416
Northern California Power Agency RB, 5.00%, 08/01/23	75	75,983
Orange County Water District RB, 5.00%, 08/15/23	375	380,456
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	197,316
Rancho Santiago Community College District GO, 4.00%, 09/01/23	50	50,477
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	1,010	1,019,159
Sacramento Municipal Utility District RB
5.00%, 08/15/23	250	253,691
Series D, 5.00%, 08/15/23	125	126,846
Series F, 5.00%, 08/15/23	50	50,738
San Diego Community College District GO
0.00%, 08/01/23(a)	35	34,559
5.00%, 08/01/23	125	126,638
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	75,327
San Diego County Water Authority RB, 5.00%, 05/01/23	100	100,681
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	66,159
San Diego Unified School District/CA GO
5.00%, 07/01/23	335	339,048
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	148,607
Series H-2, 3.00%, 07/01/23	200	200,778
Series H-2, 5.00%, 07/01/23	350	354,229
Series J-2, 5.00%, 07/01/23	135	136,631
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	225	227,719
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/23	1,250	1,266,818
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	135,869
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, 5.00%, 10/01/23	100	101,825
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	182,750
Series A, 5.00%, 09/01/23	285	289,354
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	25,220
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	157,921

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	$180	$182,104
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	141,337
Series A, 5.00%, 09/01/23	125	126,910
Series B, 0.00%, 09/01/23 (NPFGC)(a)	160	157,460
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/23	500	506,553
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	105,789
Santa Clara Unified School District GO, 5.00%, 07/01/23	850	859,421
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	293,945
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	98,653
Series B, 4.00%, 08/01/23	200	201,718
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	390	394,382
State of California Department of Water Resources RB
5.00%, 12/01/23	125	127,866
5.00%, 12/01/24 (PR 06/01/24)	1,000	1,008,801
Series AS, 5.00%, 12/01/23	370	378,482
Series AW, 5.00%, 12/01/23	390	398,941
Series AX, 5.00%, 12/01/23	415	424,514
Series BA, 5.00%, 12/01/23	235	240,388
State of California GO
4.00%, 03/01/23	75	75,101
4.00%, 05/01/23	330	331,367
4.00%, 10/01/23	315	318,538
4.00%, 11/01/23	200	202,531
5.00%, 02/01/23	100	100,000
5.00%, 08/01/23	2,015	2,041,910
5.00%, 09/01/23	3,095	3,143,186
5.00%, 10/01/23	1,030	1,048,313
5.00%, 11/01/23	3,270	3,335,450
5.00%, 12/01/23	945	966,034
Series B, 5.00%, 08/01/23	715	724,549
Series B, 5.00%, 09/01/23	1,660	1,685,844
Torrance Unified School District GO
5.00%, 08/01/23	115	116,507
5.00%, 08/01/39 (PR 08/01/23)	230	233,060
University of California RB
Series AF, 5.00%, 05/15/23	335	337,577
Series AK, VRDN,5.00%, 05/15/48(b)	4,825	4,860,856
Series AO, 5.00%, 05/15/23	795	801,115
Series AR, 4.00%, 05/15/23	210	211,021
West Valley-Mission Community College District GO, 5.00%, 08/01/23	500	506,553
		64,383,038
Colorado — 2.1%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	725	740,653
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	253,314
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,070	1,092,924
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	132,118
City & County of Denver Co. Airport System Revenue RB 5.00%, 11/15/23	225	229,367
Series A, 5.00%, 11/15/23	5,555	5,662,797
Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 11/15/23	$200	$203,881
City & County of Denver Co. GO, 5.00%, 08/01/23	1,000	1,013,106
City of Boulder Water & Sewer Revenue, 5.00%, 12/01/23	100	102,184
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	102,098
Colorado Health Facilities Authority, 5.00%, 11/01/23	400	406,062
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	415	424,064
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	118,016
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	502,105
University of Colorado RB, Series A-2, 5.00%, 06/01/23	390	393,315
		11,376,004
Connecticut — 2.8%
City of Stamford CT GO, 5.00%, 06/01/23	100	100,850
Connecticut State Health & Educational Facilities Authority RB
Series 214-A, VRDN,1.10%, 07/01/48(b)	500	499,835
Series C-2, VRDN,5.00%, 07/01/57(b)	1,030	1,030,000
VRDN, VRDN,1.25%, 07/01/42 (Put 01/31/23)(b)	7,000	7,000,000
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	126,096
State of Connecticut GO
4.00%, 10/15/23	250	252,816
5.00%, 07/15/23	1,025	1,037,026
Series A, 5.00%, 03/15/23	275	275,822
Series A, 5.00%, 04/15/23	785	788,995
Series A, 5.00%, 10/15/23	535	544,730
Series B, 3.00%, 06/01/23	150	150,300
Series B, 5.00%, 04/15/23	200	201,018
Series B, 5.00%, 05/15/23	335	337,470
Series D, 5.00%, 06/15/23	120	121,146
Series D, 5.00%, 09/15/23	480	487,700
Series E, 5.00%, 09/01/23	190	192,858
Series E, 5.00%, 10/15/23	100	101,819
Series F, 5.00%, 09/15/23	175	177,807
Series F, 5.00%, 11/15/23	270	275,495
Series H, 5.00%, 11/15/23	120	122,442
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/23	275	278,604
Series A, 5.00%, 09/01/23	190	192,903
Series A, 5.00%, 10/01/23	775	788,521
Series B, 5.00%, 08/01/23	290	293,801
Series B, 5.00%, 10/01/23	100	101,745
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	50,027
Series A, 5.00%, 02/15/23	100	100,090
Series A, 5.00%, 04/15/23	100	100,507
		15,730,423
Delaware — 0.6%
City of Wilmington DE GO, 3.00%, 06/01/23	160	160,304
County of New Castle DE GO
5.00%, 04/01/23	120	120,517
5.00%, 10/01/23	215	218,780
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,325	1,339,410
State of Delaware GO
5.00%, 02/01/23	405	405,000
Series C, 5.00%, 03/01/23	640	641,346
Series A, 5.00%, 02/01/23	90	90,000
Series B, 5.00%, 07/01/23	265	267,893

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Series C, 5.00%, 03/01/23	$140	$140,294
Series D, 5.00%, 07/01/23	210	212,293
		3,595,837
District of Columbia — 1.0%
District of Columbia GO
Series A, 5.00%, 06/01/23	2,205	2,224,112
Series B, 5.00%, 06/01/23	350	353,034
District of Columbia RB
5.00%, 07/15/23	20	20,218
5.00%, 12/01/23	1,000	1,021,841
Series A, 5.00%, 12/01/23	470	480,265
Series C, 5.00%, 10/01/23	120	122,094
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	185	188,215
Series B, 5.00%, 10/01/23	215	218,579
Series C, 5.00%, 10/01/23	130	132,259
Washington Metropolitan Area Transit Authority RB 5.00%, 07/01/23	100	101,046
Series A, 5.00%, 07/15/23	500	505,730
Series A-1, 5.00%, 07/01/23	170	171,778
Series B, 5.00%, 07/01/23	220	222,301
		5,761,472
Florida — 3.1%
City of Jacksonville FL RB
5.00%, 10/01/23	110	111,751
Series C, 5.00%, 10/01/23	100	101,631
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	137,346
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	35,592
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	101,705
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/23	110	111,809
Series C, 5.25%, 10/01/28 (PR 10/01/24)	800	815,106
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	335,428
County of Miami-Dade FL GO
5.00%, 07/01/23	25	25,267
Series 2015-D, 5.00%, 07/01/23	290	293,094
Series A, 5.00%, 07/01/23	390	394,160
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	464,869
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,310	1,331,285
Series B, 5.00%, 10/01/23	215	218,493
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	111,919
County of Palm Beach FL Water & Sewer Revenue RB, 5.00%, 10/01/28 (PR 10/01/23)	1,240	1,261,386
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	183,044
Florida Department of Environmental Protection RB 5.00%, 07/01/23	635	641,642
Series A, 5.00%, 07/01/23	765	773,001
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	212,700
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	170	172,864
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	707,554
Series B, 5.00%, 07/01/23	625	631,746
Series C, 5.00%, 07/01/23	25	25,270
Security	Par (000)	Value

Florida (continued)
Hillsborough County School Board COP
5.00%, 07/01/23	$100	$101,004
Series A, 5.00%, 07/01/23	60	60,603
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	185	187,222
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	115	115,519
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	91,090
Series D, 5.00%, 08/01/23	50	50,606
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	274,584
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	285	289,688
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	151,451
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	115	116,410
Series B, 5.00%, 08/01/23	250	253,065
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,237
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	125,963
Series A, 5.00%, 06/01/23	255	256,964
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	150	150,000
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	260,765
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	285	287,756
Series B, 5.00%, 07/01/23	170	171,644
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	20,208
State of Florida Department of Transportation RB, 5.00%, 07/01/23	100	101,108
State of Florida Department of Transportation Turnpike System
Revenue RB, Series B, 5.00%, 07/01/23	140	141,511
State of Florida GO
5.00%, 06/01/23	1,000	1,008,868
5.00%, 07/01/23	50	50,521
Series A, 5.00%, 06/01/23	705	711,252
Series A, 5.00%, 07/01/23	955	964,949
Series B, 5.00%, 06/01/23	640	645,675
Series C, 5.00%, 06/01/23	355	358,147
Series E, 5.00%, 06/01/23	210	211,862
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	255	257,582
Series B, 5.00%, 07/01/23	700	707,089
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	111,387
		17,453,392
Georgia — 2.0%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/23	390	394,241
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	163,106
Series A, 5.00%, 11/01/23	125	127,427
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	61,221
County of DeKalb GA GO, 5.00%, 12/01/23	125	127,814
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	225	229,045
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	190	190,404
Development Authority for Fulton County RB, 5.00%, 11/01/23	125	127,399
Forsyth County School District GO, 5.00%, 02/01/23	130	130,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia State Road & Tollway Authority RB
5.00%, 10/01/23 (MUN GOVT GTD)	$3,000	$3,052,340
Series A, 5.00%, 06/01/23	150	151,250
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	506,553
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/23	250	252,563
Private Colleges & Universities Authority RB, 5.00%, 09/01/23	250	253,863
State of Georgia GO
Series A, 5.00%, 07/01/23	785	793,276
Series A-1, 5.00%, 02/01/23	450	450,000
Series C, 5.00%, 07/01/23	75	75,791
Series C-1, 5.00%, 07/01/23	175	176,845
Series D, 5.00%, 02/01/23	3,065	3,065,000
Series E, 5.00%, 12/01/23	870	889,002
		11,217,140
Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	560,944
City & County of Honolulu HI GO
5.00%, 07/01/23	275	277,956
5.00%, 08/01/23	220	222,850
5.00%, 11/01/23	110	112,136
Series A, 5.00%, 09/01/23	355	360,362
Series A, 5.00%, 10/01/23	200	203,449
Series B, 4.00%, 10/01/23	100	101,070
Series B, 5.00%, 09/01/23	360	365,437
Series B, 5.00%, 10/01/23	450	457,761
Series C, 5.00%, 10/01/23	145	147,501
Series E, 4.00%, 09/01/23	145	146,359
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	76,124
State of Hawaii GO
Series EH, 5.00%, 08/01/29 (PR 08/01/24)	500	506,478
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	329,130
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	526,608
Series EO, 5.00%, 08/01/23 (ETM)	50	50,623
Series EP, 5.00%, 08/01/23	545	552,278
Series EY, 5.00%, 10/01/23	385	391,845
Series EZ, 5.00%, 10/01/23	160	162,845
Series FE, 5.00%, 10/01/23	300	305,334
Series FG, 4.00%, 10/01/23	135	136,517
Series FG, 5.00%, 10/01/23	70	71,245
Series FH, 5.00%, 10/01/23	115	117,045
Series FK, 4.00%, 05/01/23	200	200,828
Series FK, 5.00%, 05/01/23	215	216,416
Series FN, 5.00%, 10/01/23	130	132,311
		6,731,452
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	330	333,752

Illinois — 1.8%
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	201,434
Illinois Finance Authority RB
5.00%, 07/01/23	700	707,438
5.00%, 10/01/23	100	101,698
5.00%, 12/01/23	320	326,856
VRDN,1.57%, 07/01/38 (Put 01/31/23)(b)	2,200	2,200,000
Series A, 5.00%, 10/01/23	280	284,754
State of Illinois GO
5.00%, 02/01/23	120	120,000
Security	Par (000)	Value

Illinois (continued)
5.00%, 05/01/23	$625	$628,374
5.00%, 06/01/23	165	166,189
5.00%, 07/01/23	235	237,126
5.00%, 08/01/23	380	384,143
5.38%, 05/01/23	145	145,915
Series A, 5.00%, 04/01/23	250	250,903
Series A, 5.00%, 10/01/23	200	202,897
Series B, 5.00%, 03/01/23	765	766,362
Series B, 5.00%, 10/01/23	460	466,664
Series B, 5.00%, 12/01/23	50	50,905
Series D, 5.00%, 11/01/23	2,415	2,454,332
State of Illinois RB
5.00%, 06/15/23	325	327,038
First Series, 6.00%, 06/15/23 (NPFGC)	90	90,891
Series C, 4.00%, 06/15/23	25	25,066
		10,138,985
Indiana — 0.7%
Ball State University, Series R, 5.00%, 07/01/23	240	242,510
Indiana Finance Authority RB
5.00%, 10/01/23	425	432,201
Series 2, 5.00%, 10/01/23	255	259,313
Series A, 5.00%, 02/01/23	60	60,000
Series A, 5.00%, 06/01/23	120	121,028
Series A, 5.00%, 12/01/23	110	112,219
Series B, 5.00%, 02/01/23	55	55,000
Series C, 5.00%, 12/01/23	1,285	1,312,637
Indiana University RB
Series A, 5.00%, 06/01/23	175	176,511
Series X, 5.00%, 08/01/23	185	187,415
Purdue University COP
5.25%, 07/01/23	145	146,671
Series A, 5.00%, 07/01/23	215	217,258
Purdue University RB
5.00%, 07/01/23	130	131,365
Series A, 4.00%, 07/01/23	85	85,545
Series BB-1, 5.00%, 07/01/23	75	75,788
		3,615,461
Iowa — 0.3%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	221,870
Iowa City Community School District Infrastructure Sales Services & Use Tax, RB, 5.00%, 06/01/23	55	55,447
Iowa Finance Authority RB, 5.00%, 08/01/23	300	303,932
State of Iowa RB
5.00%, 06/15/23	145	146,314
Series A, 5.00%, 06/01/23	690	695,590
		1,423,153
Kansas — 0.2%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	136,161
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	190	191,204
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	95	96,017
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	690	700,139
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	101,306
		1,224,827
Kentucky — 0.1%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	507,947

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	$145	$146,128
		654,075
Louisiana — 1.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	25,239
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/24)	1,500	1,506,854
5.00%, 08/01/23	120	121,549
5.00%, 10/01/23	4,000	4,068,720
Series A, 4.00%, 09/01/23	85	85,792
Series A, 5.00%, 02/01/23	210	210,000
Series A, 5.00%, 04/01/23	35	35,147
Series C, 5.00%, 07/15/23	150	151,760
Series C, 5.00%, 08/01/23	500	506,453
Series D-1, 5.00%, 12/01/23	275	280,915
State of Louisiana RB
5.00%, 09/01/23	365	370,491
Series A, 5.00%, 06/15/23	300	302,864
		7,665,784
Maine — 0.9%
City of Portland ME GOL, 4.00%, 04/01/23	115	115,304
Maine Municipal Bond Bank RB
5.00%, 11/01/23	1,165	1,187,270
Series A, 5.00%, 09/01/23	860	872,688
Series A, 5.00%, 11/01/23	125	127,389
Series C, 5.00%, 11/01/23	225	229,301
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	90,945
State of Maine GO
Series B, 5.00%, 06/01/23	990	998,580
Series D, 5.00%, 06/01/23	1,250	1,260,834
		4,882,311
Maryland — 4.6%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	203,482
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	333,452
County of Anne Arundel MD GOL
5.00%, 04/01/23	965	968,886
5.00%, 10/01/23	1,565	1,592,303
County of Baltimore MD GO
5.00%, 02/01/23	1,235	1,235,000
5.00%, 08/01/23	100	101,311
5.00%, 11/01/23	180	183,535
County of Charles MD GO
5.00%, 10/01/23	1,030	1,048,245
5.00%, 11/01/23	10	10,199
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	243,086
County of Harford MD GO
5.00%, 07/01/23	1,500	1,516,376
5.00%, 09/15/23	260	264,252
County of Howard MD, 5.00%, 02/15/23	390	390,374
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	155,149
County of Montgomery MD
5.00%, 11/01/23	830	846,301
5.00%, 11/01/26 (PR 05/01/24)	1,000	1,019,415
County of Montgomery MD GO
5.00%, 11/01/23	125	127,455
Series A, 5.00%, 11/01/23	590	601,588
Series A, 5.00%, 12/01/23	675	689,743
Series B, 5.00%, 11/01/23	1,265	1,289,845
Series B, 5.00%, 12/01/23	620	633,541
Series C, 5.00%, 10/01/23	295	300,147
Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD COP, 5.00%, 10/15/23	$25	$25,418
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	121,955
County of Prince George’s MD GOL
3.00%, 03/01/23	105	105,053
5.00%, 07/01/23	250	252,719
Series A, 5.00%, 07/01/23	235	237,556
Maryland State Transportation Authority RB, 5.00%, 07/01/23	665	672,011
State of Maryland Department of Transportation RB
4.00%, 09/01/23	355	358,389
5.00%, 02/15/23	790	790,747
5.00%, 09/01/23	200	203,055
5.00%, 10/01/23	910	925,876
5.00%, 12/01/23	125	127,730
State of Maryland GO
First Series, 5.00%, 06/01/23	1,720	1,734,908
Second Series, 5.00%, 08/01/23	90	91,179
Series A, 5.00%, 03/01/23	275	275,576
Series A, 5.00%, 08/01/23	510	516,683
Series B, 4.00%, 08/01/23	595	599,874
Series C, 5.00%, 08/01/23	3,435	3,480,018
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	85	85,462
5.00%, 06/01/23 (GTD)	770	776,675
5.00%, 06/15/23 (GTD)	575	580,597
		25,715,166
Massachusetts — 2.7%
City of Boston MA GO
5.00%, 11/01/23	2,000	2,039,280
Series A, 5.00%, 03/01/23	235	235,492
City of Cambridge MA GOL, 5.00%, 02/15/23	220	220,206
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	390	393,796
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	176,911
Series A, 4.20%, 08/01/23 (AMBAC)	100	100,922
Series A, 5.00%, 03/01/23	260	260,547
Series A, 5.00%, 05/01/23	1,965	1,977,745
Series A, 5.00%, 07/01/23	430	434,695
Series B, 5.25%, 08/01/23	70	71,007
Series B, 5.25%, 09/01/23 (AGM)	990	1,006,601
Series C, 5.00%, 04/01/23	445	446,910
Series C, 5.00%, 10/01/23	325	330,692
Series C, 5.50%, 12/01/23 (AMBAC)	500	513,005
Series D, 5.00%, 07/01/23	390	394,258
Series E, 5.00%, 11/01/23	985	1,004,419
Series H, 5.00%, 12/01/23	120	122,631
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	375	378,125
Massachusetts Bay Transportation Authority Assessment Revenue RB, 5.00%, 07/01/23	420	424,585
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	250	252,646
Series B, 5.25%, 07/01/23	485	490,629
Series C, 5.50%, 07/01/23	75	75,947
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	160	161,667
Series A, 5.00%, 07/01/23	325	328,440
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	258,342
Massachusetts Development Finance Agency RB, 5.00%, 07/15/23	125	126,512

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	$425	$428,144
Series A, 5.00%, 11/15/23 (ETM)	85	86,736
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	327,310
Series A, 5.00%, 05/15/43 (PR 05/15/24)	500	503,698
Series C, 4.00%, 08/15/23 (ETM)	60	60,520
Massachusetts State College Building Authority RB
4.00%, 05/01/23 (ST HGR ED INTERCEPT PROG)	140	140,549
4.00%, 05/01/23 (ETM) (ST HGR ED INTERCEPT PROG)	10	10,037
5.00%, 05/01/23 (ST INTERCEPT)	100	100,636
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	195	197,536
Series B, 5.25%, 08/01/23 (AGM)	275	278,915
University of Massachusetts Building Authority RB
5.00%, 11/01/23	100	101,927
Series 2021-1, 5.00%, 11/01/23	345	351,646
		14,813,664
Michigan — 1.2%
County of Macomb MI GOL, 4.00%, 05/01/23	100	100,402
Great Lakes Water Authority Water Supply System Revenue
RB, Series A, 5.00%, 07/01/23	340	343,556
Michigan Finance Authority, 5.00%, 10/01/23	195	198,233
Michigan Finance Authority RB
5.00%, 11/15/23	50	50,817
Series B, 5.00%, 10/01/23	270	274,477
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	1,135	1,140,753
Series I, 5.00%, 10/15/23	430	437,608
State of Michigan GO
5.00%, 12/01/23	75	76,638
Series A, 5.00%, 05/01/23	55	55,357
Series A, 5.00%, 12/01/23	190	194,150
Series B, 5.00%, 11/01/23	20	20,393
State of Michigan RB, 5.00%, 03/15/23	600	601,918
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/23	2,070	2,111,637
University of Michigan RB
5.00%, 04/01/23 (ETM)	500	502,113
Series A, 5.00%, 04/01/23	265	266,129
Series A, 5.00%, 04/01/23 (ETM)	450	451,827
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	100	102,018
		6,928,026
Minnesota — 2.5%
City of Minneapolis MN GO, 4.00%, 12/01/23	250	253,417
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	25,532
County of Hennepin MN GO
5.00%, 12/01/23	595	607,995
Series C, 5.00%, 12/01/23	410	418,955
Series A, 5.00%, 12/01/23	95	97,075
Series C, 5.00%, 12/01/23	70	71,529
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	85,000
Metropolitan Council GO
Series A, 5.00%, 03/01/23	320	320,657
Series B, 5.00%, 12/01/23	3,715	3,794,591
Minnesota Municipal Power Agency RB
4.00%, 10/01/23	265	267,591
5.00%, 10/01/23	140	142,284
Security	Par (000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB
3.00%, 03/01/23	$200	$200,076
Series A, 5.00%, 03/01/23	480	480,946
State of Minnesota GO
5.00%, 09/01/23	1,770	1,797,041
5.00%, 10/01/23	750	763,085
Series D, 5.00%, 10/01/23	100	101,745
Series A, 5.00%, 08/01/23	610	617,995
Series A, 5.00%, 09/01/23	1,000	1,015,278
Series B, 5.00%, 08/01/23	840	851,009
Series B, 5.00%, 10/01/23	250	254,362
Series D, 5.00%, 08/01/23	770	780,091
Series F, 5.00%, 10/01/23	285	289,972
State of Minnesota RB, Series A, 5.00%, 06/01/23	585	590,070
University of Minnesota, 5.00%, 09/01/23	100	101,499
		13,927,795
Mississippi — 0.2%
State of Mississippi GO
5.00%, 12/01/27 (PR 06/01/24)	770	786,625
Series F, 5.25%, 10/01/23	215	219,103
		1,005,728
Missouri — 1.0%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	550,000
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	235	238,021
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	175	176,118
Metropolitan St. Louis Sewer District Wastewater System RB, 5.00%, 05/01/23	660	664,231
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	100,389
Series A, 5.00%, 05/01/23	355	357,249
Series B, 5.00%, 05/01/23	125	125,792
Series C, 5.00%, 02/01/23	670	670,000
Series S, 5.00%, 05/01/23	690	694,372
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	425	432,302
Series A, 4.00%, 04/01/23	295	295,759
Series B, 5.00%, 10/01/23	415	422,130
Missouri State Environmental Improvement & Energy
Resources Authority RB
Series A, 5.00%, 07/01/23	160	161,740
Series B, 5.00%, 07/01/23	440	444,785
		5,332,888
Nebraska — 0.5%
Omaha Public Power District RB
5.00%, 02/01/23	1,935	1,935,000
Series A, 5.00%, 02/01/23	740	740,000
		2,675,000
Nevada — 2.7%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	115,958
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	302,742
Series A, 5.00%, 06/15/23	300	302,742
Series B, 5.00%, 06/15/23	260	262,376
Series D, 5.00%, 06/15/23	2,500	2,522,847
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	1,160	1,172,085
County of Clark Department of Aviation RB
5.00%, 07/01/23	235	237,409

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series A, 5.00%, 07/01/23	$150	$151,538
County of Clark NV, 5.00%, 06/01/23	260	262,253
County of Clark NV GOL
5.00%, 06/01/23	75	75,650
5.00%, 11/01/23	1,100	1,121,522
5.00%, 12/01/23	100	102,176
Series A, 5.00%, 11/01/23	355	361,946
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	380	383,896
County of Clark NV RB, 5.00%, 07/01/23	1,050	1,060,895
Las Vegas Valley Water District GOL
5.00%, 06/01/23	1,180	1,190,031
Series A, 5.00%, 06/01/23	570	574,845
Series B, 5.00%, 12/01/23	155	158,321
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	40,418
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	151,488
Series B, 5.00%, 07/01/23	100	100,992
State of Nevada GOL
5.00%, 11/01/23	1,000	1,019,265
Series D, 5.00%, 04/01/23	380	381,593
Series D-1, 5.00%, 03/01/23	675	676,386
Series H-1, 5.00%, 06/01/23	210	211,785
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,415	1,445,315
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	305	308,317
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	191,634
Series F, 5.00%, 06/01/23	40	40,344
		14,926,769
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	126,271
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/23	315	319,448
5.00%, 08/15/23 (ST INTERCEPT)	220	223,106
Series B, 5.00%, 08/15/23	100	101,412
Series C, 5.25%, 08/15/23 (HERBIP)	100	101,544
Series E, 5.00%, 08/15/23	125	126,765
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	200,421
		1,198,967
New Jersey — 1.7%
County of Monmouth NJ GO, 5.00%, 07/15/23	115	116,370
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	161,935
Series B, 4.00%, 08/01/23 (GTD)	115	115,965
Series B, 5.00%, 12/01/23 (GTD)	245	250,433
New Jersey Economic Development Authority, 5.00%, 11/01/23	100	101,665
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	151,259
Series B, 5.00%, 11/01/23 (SAP)	620	630,321
Series DDD, 5.00%, 06/15/23	125	126,049
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	203,162
Series NN, 5.00%, 03/01/23	800	801,400
Series UU, 5.00%, 06/15/23	50	50,420
Series XX, 5.00%, 06/15/23 (SAP)	1,035	1,043,690
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	95,713
Security	Par (000)	Value

New Jersey (continued)
5.00%, 06/15/23	$140	$141,175
5.00%, 07/01/23	400	404,383
Series B, 5.00%, 07/01/23	50	50,548
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	408,325
Series A, 5.75%, 06/15/23 (NPFGC)	100	101,113
Series AA, 5.00%, 06/15/23	505	509,240
State of New Jersey GO
5.00%, 06/01/23	560	564,611
Series A, 4.00%, 06/01/23	2,930	2,944,559
Series T, 5.00%, 06/01/23	350	352,882
		9,325,218
New Mexico — 0.8%
County of Santa Fe NM GO, 5.00%, 07/01/23	205	207,230
County of Santa Fe NM RB, 5.00%, 06/01/23	185	186,603
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	145	146,352
Series B, 5.00%, 06/01/23	140	141,209
State of New Mexico GO
5.00%, 03/01/23	100	100,210
Series B, 5.00%, 03/01/23	600	601,257
State of New Mexico Severance Tax Permanent Fund RB 5.00%, 07/01/23	155	156,653
Series A, 5.00%, 07/01/23	2,090	2,112,294
Series B, 4.00%, 07/01/23	415	417,730
Series B, 5.00%, 07/01/23	40	40,427
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	195	196,560
Series C, 5.00%, 06/01/23	295	297,360
		4,603,885
New York — 9.4%
City of New York NY GO
5.00%, 08/01/23	375	379,803
Series 1, 5.00%, 08/01/23	525	531,724
Series A, 4.00%, 08/01/23	150	151,184
Series A, 5.00%, 08/01/23	345	349,419
Series A-1, 5.00%, 08/01/23	320	324,098
Series C, 5.00%, 08/01/23	2,095	2,121,830
Series C-1, 5.00%, 08/01/23	2,250	2,278,816
Series D, 5.00%, 08/01/23	35	35,448
Series D-1, 5.00%, 08/01/23	50	50,640
Series E, 5.00%, 08/01/23	460	465,891
Series G, 5.00%, 08/01/23	705	714,029
Series H, 5.00%, 08/01/23	765	774,797
Series I, 5.00%, 03/01/23	65	65,133
Series I, 5.00%, 03/01/23 (ETM)	25	25,051
Series I, 5.00%, 08/01/23	885	896,334
Series J, 5.00%, 08/01/23	850	860,886
County of Albany NY GOL, 4.00%, 08/01/23	105	105,829
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	517,177
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/23 (SAW)	250	251,540
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/23	155	155,084
Series A, 5.00%, 02/15/23	175	175,158
Long Island Power Authority RB
5.00%, 09/01/23	400	405,693
Series A, 5.00%, 09/01/23	150	152,135

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
4.00%, 11/15/23	$200	$201,060
Series A, 5.00%, 11/15/23	10	10,194
Series A-1, 5.00%, 11/15/23	50	50,657
Series A-2, 5.00%, 11/15/23	195	197,563
Series B, 5.00%, 11/15/23	1,635	1,656,463
Series B-3, 5.00%, 11/15/23	55	55,723
Series C, 5.00%, 11/15/23	395	400,193
Series C-1, 5.00%, 11/15/23	915	927,028
Series D, 5.00%, 11/15/23	400	405,258
Series F, 5.00%, 11/15/23	140	141,840
New York City Municipal Water Finance Authority RB, Series AA-2, 5.00%, 06/15/23	960	969,200
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	657,520
Series S-2, 5.00%, 07/15/23 (SAW)	370	374,190
Series S-3, 5.00%, 07/15/23 (SAW)	200	202,265
Series S-4A, 5.00%, 07/15/23 (SAW)	270	273,178
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/23	180	182,368
5.00%, 08/01/23 (ETM)	35	35,419
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	3,020	3,079,305
Series A-1, 4.00%, 08/01/23	125	126,024
Series A-1, 5.00%, 08/01/23	1,590	1,610,839
Series B-1, 4.00%, 08/01/23	100	100,819
Series B-1, 5.00%, 11/01/23	100	101,964
Series C, 5.00%, 11/01/23	1,245	1,269,452
Series D, 5.00%, 11/01/23	315	321,187
Series E-1, 5.00%, 02/01/23	25	25,000
Series F-1, 5.00%, 02/01/23	365	365,000
Sub-Series C, 5.00%, 11/01/23	645	657,668
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	176,038
Series BB2, 4.00%, 06/15/23	135	135,816
Series DD, 5.00%, 06/15/23	385	388,690
New York Convention Center Development Corp. RB 5.00%, 11/15/23	25	25,463
Series B, 5.00%, 11/15/23	20	20,339
New York State Dormitory Authority
5.00%, 03/15/23	35	35,110
5.00%, 03/15/23 (ETM)	240	240,723
New York State Dormitory Authority RB
5.00%, 07/01/23	100	101,042
Series 2015 B-A, 5.00%, 03/15/23	135	135,425
Series A, 4.00%, 03/15/23	60	60,119
Series A, 4.00%, 10/01/23 (SAW)	240	242,458
Series A, 5.00%, 02/15/23	1,490	1,491,400
Series A, 5.00%, 03/15/23	1,565	1,569,927
Series A, 5.00%, 07/01/23	110	111,151
Series A, 5.00%, 10/01/23 (AGM)	65	66,138
Series A, 5.00%, 10/01/23 (SAW)	150	152,517
Series A, 5.00%, 02/15/36 (PR 02/15/24)	1,000	1,000,964
Series A, 5.50%, 05/15/23 (NPFGC)	205	206,789
Series B, 5.00%, 02/15/23	775	775,721
Series B, 5.00%, 07/01/23	315	318,360
Series B, 5.00%, 10/01/23	200	203,489
Series C, 5.00%, 03/15/23	3,350	3,360,545
Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/23	$335	$335,311
Series E, 5.00%, 02/15/23	325	325,308
Series E, 5.00%, 03/15/23	245	245,753
Series E, 5.00%, 10/01/23 (SAW)	50	50,839
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	201,527
5.00%, 06/15/23	705	711,968
Series B, 5.00%, 06/15/23	110	111,087
Series D, 5.00%, 09/15/23	175	177,905
New York State Thruway Authority RB, Series A, 5.00%, 03/15/23	2,400	2,407,555
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,765	1,770,556
Series A-2, 5.00%, 03/15/23	175	175,551
Series A-2, 5.50%, 03/15/23 (NPFGC)	2,000	2,007,476
Series C-1, 5.00%, 03/15/23	325	326,023
Series D, 5.00%, 03/15/23	805	807,534
Series E, 5.00%, 03/15/23	140	140,441
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	165	167,187
5.00%, 07/15/23	355	359,149
5.00%, 10/15/23	130	132,355
5.00%, 11/15/23	310	316,284
Series 179, 5.00%, 12/01/23	350	357,498
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	870,601
State of New York GO, Series A, 4.00%, 03/01/23	240	240,312
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	500,405
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	285	290,823
Series A, 5.00%, 11/15/23	140	142,860
Series A, 5.00%, 11/15/23	1,050	1,071,452
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	100,715
Series B, 4.00%, 11/15/23	380	384,824
Series B, 5.00%, 11/15/23	345	352,048
		52,084,647
North Carolina — 3.2%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	50,428
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	40,864
City of Charlotte NC GO, 5.00%, 07/01/23	2,700	2,729,364
City of Charlotte NC Storm Water Revenue, 5.00%, 12/01/23	900	919,657
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	2,000	2,021,751
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	20,173
County of Buncombe NC RB
5.00%, 06/01/23	335	337,881
Series A, 5.00%, 06/01/23	200	201,720
County of Durham NC GO
5.00%, 06/01/23	150	151,300
5.00%, 10/01/23	200	203,489
County of Forsyth NC GO, 5.00%, 12/01/23	255	260,463
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	689,443
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	101,528
Series B, 5.00%, 12/01/23	140	143,058
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	300,147
County of Union NC GO, 5.00%, 09/01/23	1,820	1,847,064
County of Wake NC GO
5.00%, 04/01/23	120	120,519
Series B, 4.00%, 05/01/23	125	125,512

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series C, 5.00%, 03/01/23	$1,000	$1,002,136
County of Wake NC RB
5.00%, 09/01/23	150	152,257
Series A, 5.00%, 12/01/23	465	475,001
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	15,112
North Carolina State University at Raleigh, 5.00%, 10/01/42 (PR 10/01/24)	1,250	1,270,726
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 04/01/24)	200	203,316
State of North Carolina, 4.00%, 05/01/23	540	542,035
State of North Carolina GO
5.00%, 06/01/23	65	65,566
Series A, 5.00%, 06/01/23	1,790	1,805,574
Series D, 4.00%, 06/01/23	75	75,407
State of North Carolina RB
5.00%, 03/01/23	1,365	1,367,747
Series A, 5.00%, 05/01/23	260	261,615
Series C, 5.00%, 05/01/23	155	155,963
		17,656,816
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	106,832

Ohio — 3.2%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	194,150
City of Columbus OH GO
5.00%, 04/01/23	740	743,202
5.00%, 07/01/30 (PR 01/01/24)	1,250	1,263,438
Series 1, 5.00%, 07/01/23	200	202,175
Series 2017-1, 4.00%, 04/01/23	565	566,529
Series 5, 5.00%, 08/15/23	270	273,812
Series A, 4.00%, 07/01/23	25	25,170
Series A, 5.00%, 02/15/23	375	375,356
Series A, 5.00%, 04/01/23	205	205,887
Series A, 5.00%, 08/15/23	130	131,836
Series A, 5.00%, 08/15/28 (PR 08/15/24)	225	228,140
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	273,812
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	137,836
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	320	326,856
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	167,396
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/24)	625	629,442
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	110	112,174
5.00%, 12/01/23 (ETM)	45	45,897
Series A, 5.00%, 12/01/23	165	168,261
Ohio State University (The) RB
5.00%, 12/01/23	610	622,307
Series A, 5.00%, 12/01/23	395	402,970
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	425	425,391
Series A, 5.00%, 02/15/48 (PR 02/15/24)	2,030	2,031,807
Series A-1, 5.00%, 02/15/23	290	290,267
Ohio University RB, Series A, 5.00%, 12/01/23	120	122,471
Ohio Water Development Authority RB
5.00%, 06/01/23	140	141,199
5.00%, 12/01/23	615	628,278
Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 06/01/23	$205	$206,756
Series B, 5.00%, 12/01/23	130	132,807
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/23	180	181,542
5.00%, 12/01/23	255	260,506
5.50%, 06/01/23	235	237,397
5.50%, 12/01/23	150	153,851
Series 2015-A, 5.00%, 12/01/23	500	510,795
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	279,041
State of Ohio GO
5.00%, 06/15/23	100	100,981
Series A, 5.00%, 03/01/23	185	185,392
Series A, 5.00%, 03/15/23	135	135,425
Series A, 5.00%, 05/01/23	370	372,418
Series A, 5.00%, 08/01/23	345	349,573
Series A, 5.00%, 09/01/23	500	507,726
Series A, 5.00%, 09/15/23	315	320,190
Series B, 4.00%, 09/01/23	200	201,944
Series B, 5.00%, 08/01/23	185	187,452
Series C, 5.00%, 09/01/23	90	91,391
Series C, 5.00%, 11/01/23	210	214,172
Series S, 5.00%, 04/01/23	50	50,216
Series S, 5.00%, 05/01/23	165	166,054
Series T, 5.00%, 11/01/23	150	152,912
Series V, 5.00%, 05/01/23	500	503,193
Series W, 4.00%, 05/01/23	150	150,591
State of Ohio GOL, Series A, 5.00%, 09/01/23	340	345,254
State of Ohio RB
5.00%, 10/01/23 (ETM)	125	127,156
Series A, 5.00%, 02/01/23	100	100,000
Series A, 5.00%, 04/01/23	230	230,964
Series C, 5.00%, 12/01/23	440	449,427
		17,641,185
Oklahoma — 0.6%
City of Oklahoma City OK GO, 5.00%, 03/01/23	240	240,493
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	870	876,815
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	131,684
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	318,203
Series A, 5.00%, 07/01/23	150	151,525
Series B, 5.00%, 07/01/23	225	227,288
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	181,935
Oklahoma Water Resources Board RB
4.00%, 10/01/23	425	429,437
5.00%, 04/01/23	410	411,706
Series A, 5.00%, 04/01/23	135	135,571
		3,104,657
Oregon — 1.8%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/23	225	227,893
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/23	500	501,035
Series A, 5.00%, 10/01/23	90	91,564
Series B, 5.00%, 06/15/23	1,205	1,216,550
Series B, 5.00%, 10/01/23	115	116,983
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	220,937

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
City of Salem OR GO, 5.00%, 06/01/23	$100	$100,850
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	75,637
Deschutes & Jefferson Counties School District No. 2J
Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,554
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	460	464,512
Oregon State Business Development Commission RB, Series 232, VRDN,2.40%, 12/01/40 Put(b)	350	348,579
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	400	401,677
Series B, 5.00%, 04/01/23	135	135,566
Series C, 5.00%, 04/01/23	145	145,608
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	200	202,092
Portland Community College District GO, 5.00%, 06/15/23	255	257,473
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	148,493
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	163,345
Series A, 4.25%, 11/15/34 (PR 11/15/24)	850	862,424
Series A, 5.00%, 11/15/23	970	990,277
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,000	1,020,419
State of Oregon GO
Series A, 5.00%, 05/01/23	200	201,307
Series A, 5.00%, 08/01/23	50	50,663
Series C, 5.00%, 06/01/23	100	100,877
Series D, 5.00%, 05/01/23	295	296,928
Series F, 5.00%, 05/01/23	100	100,654
Series G, 5.00%, 11/01/23	45	45,894
Series H, 5.00%, 05/01/23	495	498,235
Series L, 5.00%, 08/01/23	460	466,097
Series O, 5.00%, 08/01/23	70	70,928
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,306
Washington County Clean Water Services, 5.00%, 10/01/23	310	315,388
		9,903,745
Pennsylvania — 2.4%
City of Philadelphia PA GO
5.00%, 08/01/23	650	658,098
Series A, 5.00%, 08/01/23	115	116,433
Commonwealth of Pennsylvania GO
First Series, 5.00%, 02/01/23	160	160,000
First Series, 5.00%, 03/01/23	265	265,527
First Series, 5.00%, 03/15/23	200	200,591
First Series, 5.00%, 04/01/23	270	271,096
First Series, 5.00%, 06/15/23	160	161,474
First Series, 5.00%, 08/15/23	3,270	3,313,889
First Series, 5.00%, 09/15/23	290	294,490
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	351,479
Second Series, 5.00%, 09/15/23	340	345,264
Second Series, 5.00%, 10/15/23	705	717,375
County of Lehigh PA GO, 4.00%, 11/15/23	650	658,047
Delaware County Authority, 5.00%, 08/01/23	105	106,324
Delaware County Authority RB
5.00%, 08/01/23	110	111,387
5.00%, 12/01/23	75	76,576
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/23	250	253,422
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	460	464,409
Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania State University (The) RB
5.00%, 09/01/23	$945	$959,272
Series B, 5.00%, 09/01/23	245	248,700
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue, Series A, 5.00%, 12/01/23	180	183,916
Pennsylvania Turnpike Commission RB
4.00%, 12/01/23	250	253,004
5.00%, 12/01/23	765	780,435
Series A, 5.00%, 12/01/23	335	341,759
Series A, 5.25%, 07/15/23 (AGM)	175	177,241
Series A-1, 5.00%, 12/01/23	225	229,539
Series B, 5.00%, 12/01/23	35	35,648
Series C, 5.00%, 12/01/43 (PR 12/01/23)	1,200	1,223,912
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	120,980
		13,080,287
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	489,216
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	218,260
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series A, 5.00%, 10/01/23	295	300,147
Series B, 5.00%, 10/01/23	525	534,159
Series C, 5.00%, 10/01/23	25	25,436
State of Rhode Island, 5.00%, 10/15/24 (PR 10/15/23)	525	534,580
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	147,404
State of Rhode Island GO
5.00%, 11/01/23	50	50,963
Series A, 3.00%, 08/01/23	500	501,515
Series A, 5.00%, 05/01/23	150	150,950
Series D, 5.00%, 08/01/23	585	592,521
Series A, 5.00%, 08/01/23	120	121,543
		3,666,694
South Carolina — 0.5%
Beaufort County School District/SC GO, 5.00%, 03/01/23 (SCSDE)	1,000	1,002,029
Charleston County School District, 5.00%, 02/01/23 (SCSDE)	200	200,000
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	190	194,150
Clemson University RB, 5.00%, 05/01/23	140	140,866
County of Charleston SC GO, 5.00%, 11/01/23	190	193,646
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	310	315,140
Series A, 5.00%, 10/01/23	245	249,062
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	295	296,262
Series A, 5.00%, 08/01/23 (SAW)	200	202,621
		2,793,776
Tennessee — 1.4%
City of Memphis TN GO
5.00%, 05/01/23	370	372,335
Series A, 5.00%, 11/01/23	135	137,591
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	262,167
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	261,680
County of Knox TN GO
5.00%, 04/01/23	50	50,214
5.00%, 06/01/23	210	211,820
County of Shelby TN GO
Series A, 4.00%, 03/01/23	260	260,338

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 03/01/23	$210	$210,440
County of Sumner TN GO, 5.00%, 12/01/23	70	71,418
County of Washington TN GO, Series A, 4.00%, 06/01/23	95	95,494
County of Williamson TN GO, 5.00%, 04/01/23	70	70,296
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	105	105,989
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	216,579
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/23	1,405	1,419,871
Series A, 5.00%, 07/01/23	600	606,350
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	70,747
Series B, 5.00%, 07/01/23	100	101,067
State of Tennessee GO
5.00%, 11/01/23	240	244,732
Series A, 5.00%, 08/01/23	870	881,445
Series A, 5.00%, 09/01/23	250	253,834
Series B, 5.00%, 08/01/23	140	141,842
Tennessee State School Bond Authority, 5.00%, 11/01/23
(ST INTERCEPT)	300	305,779
Tennessee State School Bond Authority RB
5.00%, 11/01/23	375	382,224
Series A, 5.00%, 11/01/23	240	244,624
Series B, 5.00%, 11/01/23	660	672,715
		7,651,591
Texas — 9.9%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	175,165
Aldine Independent School District GO, 5.00%, 02/15/23 (PSF)	135	135,126
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	225,207
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	235,213
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	385,360
Austin Community College District GOL, 5.00%, 08/01/23	1,290	1,306,392
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	101,271
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	557,126
Series B, 5.00%, 08/01/23	460	465,823
Series B, 5.00%, 08/01/23 (PSF)	190	192,462
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	45,042
Series B, 5.00%, 02/15/23 (PSF)	40	40,037
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	243,466
Series I, 5.00%, 08/15/23	325	329,694
Series J, 5.00%, 08/15/23	610	618,810
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	250,145
Central Texas Turnpike System, 0.00%, 08/15/23(a)	705	695,586
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	246,545
Series C, 5.00%, 08/15/23	660	668,610
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	239,727
City of Austin TX GOL, 5.00%, 09/01/23	2,160	2,193,000
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	15	15,114
Security	Par (000)	Value

Texas (continued)
5.00%, 05/15/23 (ETM)	$25	$25,178
5.00%, 11/15/23	655	668,308
5.00%, 11/15/23 (ETM)	360	367,067
Series A, 5.00%, 05/15/23	145	146,098
Series A, 5.00%, 11/15/23	375	382,691
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/23	175	178,018
Series A, 5.00%, 10/01/23	100	101,725
City of Denton TX GOL, 5.00%, 02/15/23	115	115,104
City of Fort Worth TX GOL, 5.00%, 03/01/23	785	786,632
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	165,155
City of Garland TX GOL, 5.00%, 02/15/23	165	165,150
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	142,827
Series B, 5.00%, 11/15/23	140	142,827
Series C, 5.00%, 05/15/23	355	357,597
Series D, 5.00%, 11/15/23	200	204,039
Serries C, 5.00%, 11/15/23	310	316,260
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	135,276
City of Lubbock TX GOL, 5.00%, 02/15/23	110	110,099
City of Plano TX GOL, 5.00%, 09/01/23	180	182,740
City of Round Rock TX GOL, 5.00%, 08/15/23	75	76,051
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.00%, 02/01/23	175	175,000
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/23	505	505,000
5.00%, 02/01/23 (ETM)	675	675,000
City of San Antonio TX GOL, 5.00%, 02/01/23	520	520,000
City of Waco TX GOL, 5.00%, 02/01/23	75	75,000
Clear Creek Independent School District GO, 5.00%, 02/15/23 (PSF)	140	140,124
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	225,207
Series A, 5.00%, 02/15/23 (PSF)	165	165,152
County of Bexar TX GOL, 5.00%, 06/15/23	705	711,862
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	91,570
County of Harris TX RB
5.00%, 08/15/23	275	278,735
Series A, 5.00%, 08/15/23	300	304,075
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	547,246
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	790	790,732
Series A, 5.00%, 02/15/23 (PSF)	35	35,032
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	153,039
Series A, 5.00%, 12/01/23	695	709,080
Dallas Fort Worth International Airport RB, 5.00%, 11/01/23	350	356,428
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	101,396
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	203,673
Series G, 5.00%, 11/01/23	160	162,939
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	101,358
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	136,863
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	81,112
Garland Independent School District GO, 5.00%, 02/15/23 (PSF)	255	255,235

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23) (PSF)	$900	$900,834
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	98,634
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	385	390,229
Houston Community College System GOL, 5.00%, 02/15/23	270	270,253
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	350,327
Series A, 5.00%, 02/15/23 (PSF)	215	215,201
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	50,048
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	95,088
Series A, 5.00%, 02/15/23 (PSF)	370	370,342
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	50,045
Killeen Independent School District GO, 5.00%, 02/15/23 (PSF)	180	180,166
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	150,000
Series A, 5.00%, 08/01/23 (PSF)	390	395,034
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,328
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	236,508
5.00%, 08/15/23 (PSF)	20	20,286
Series A, 5.00%, 08/15/23 (PSF)	85	86,214
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,293
Series B, 5.00%, 08/15/23	75	76,007
Series D, 0.00%, 08/15/23 (PSF)(a)	95	93,618
Lewisville Independent School District GO
5.00%, 08/15/23	200	202,716
5.00%, 08/15/23 (PSF)	800	811,081
Series A, 4.00%, 08/15/23 (PSF)	35	35,299
Series A, 5.00%, 08/15/23 (PSF)	170	172,355
Series B, 5.00%, 08/15/23	115	116,562
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	335,311
Lower Colorado River Authority RB
5.00%, 05/15/23	320	322,103
Series B, 5.00%, 05/15/23	355	357,351
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	91,261
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	101,251
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	371,950
Series A, 5.00%, 11/01/23	375	382,140
Series B, 5.00%, 11/01/23	615	626,710
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	730	739,349
5.25%, 02/01/23 (PSF)	220	220,000
Series B, 5.00%, 02/01/23 (PSF)	175	175,000
North Texas Municipal Water District RB
5.00%, 06/01/23	305	307,593
6.25%, 06/01/23	75	75,944
North Texas Municipal Water District Water System Revenue, 4.00%, 09/01/23	640	645,888
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	660	669,852
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	115,381
Security	Par (000)	Value

Texas (continued)
5.00%, 06/15/23 (PSF)	$25	$25,239
5.00%, 08/01/23 (PSF)	75	75,968
5.00%, 08/15/23 (PSF)	390	395,423
Series A, 5.00%, 08/15/23 (PSF)	85	86,182
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	200,181
Series B, 5.00%, 02/15/23 (PSF)	120	120,109
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	95,086
Permanent University Fund - Texas A&M University System RB 5.00%, 07/01/23	200	202,167
Series A, 5.00%, 07/01/23	170	171,842
Series A, 5.25%, 07/01/23	195	197,312
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	50,533
Series B, 5.00%, 07/01/23	140	141,493
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	385	385,352
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	175,158
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,715	1,737,477
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	190,173
San Antonio Water System, 5.00%, 05/15/23	260	261,940
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	246,828
Series B, 5.00%, 05/15/23	160	161,194
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	101,611
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	185	185,000
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	425,772
State of Texas GO
5.00%, 04/01/23	150	150,629
5.00%, 08/01/23	845	855,863
5.00%, 10/01/23	4,350	4,424,443
Series A, 5.00%, 10/01/23	220	223,765
Series A, 5.00%, 10/01/23	735	747,579
Series B-1, 5.00%, 08/01/23	100	101,286
Series D, 5.00%, 05/15/23	100	100,734
Series I, 5.00%, 04/01/23	115	115,482
State of Texas GOL, Series A, 5.00%, 08/01/23	175	177,250
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	101,395
5.00%, 12/01/23	40	40,790
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	204,155
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	410,845
Series A, 5.00%, 03/01/23	145	145,299
Texas A&M University RB
5.00%, 05/15/23	805	811,005
Series B, 5.00%, 05/15/23	180	181,343
Series D, 5.00%, 05/15/23	60	60,448
Series E, 5.00%, 05/15/23	210	211,567
Texas A&M University Revenue RB, 5.00%, 05/15/37
(PR 05/15/24)	710	715,252
Texas State Technical College RB, 5.00%, 10/15/23	20	20,364
Texas State University System RB
5.00%, 03/15/23	460	461,448
Series A, 5.00%, 03/15/23	1,340	1,344,218

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	$630	$640,949
Series A, 5.00%, 04/01/23	175	175,745
Series A, 5.00%, 10/01/23	170	172,955
Texas Water Development Board RB
5.00%, 04/15/23	125	125,662
5.00%, 08/01/23	125	126,638
Series A, 5.00%, 04/15/23	875	879,633
Series A, 5.00%, 10/15/23	250	254,617
Series B, 5.00%, 10/15/23	300	305,541
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	75,964
Trinity River Authority RB, 5.00%, 02/01/23	155	155,000
Tyler Independent School District GO, 5.00%, 02/15/38
(PR 02/15/24) (PSF)	1,000	1,000,890
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,344
University of Houston RB, 4.00%, 02/15/23	85	85,047
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	100,529
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	380,416
Series D, 5.00%, 08/15/23	460	466,643
Series H, 5.00%, 08/15/23	25	25,361
		54,847,307
Utah — 1.3%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	376,144
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	111,882
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	100,000
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,774,421
Davis School District GO, 5.00%, 06/01/23 (GTD)	270	272,340
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	282,719
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	76,308
State of Utah GO, 5.00%, 07/01/23	40	40,418
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	450	456,010
Series B, 5.00%, 08/01/23	210	212,805
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,088,661
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	572,180
Series B-1, 5.00%, 08/01/23	205	207,738
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	628,823
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	408,021
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	250	252,415
Washington County School District Board of Education/St
George GO, 5.00%, 03/01/23 (GTD)	110	110,225
		6,971,110
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	101,417
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,411
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	25,536
		152,364
Virginia — 5.8%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,014,634
City of Alexandria VA GO, 5.00%, 07/15/23 (SAW)	635	642,739
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	252,979
Security	Par (000)	Value

Virginia (continued)
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	$10	$10,152
City of Newport News VA GO
5.00%, 07/15/23 (SAW)	415	419,888
Series A, 5.00%, 08/01/23	60	60,777
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	430,506
Series A, 5.00%, 08/01/23 (SAW)	35	35,453
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	502,700
Series B, 5.00%, 06/01/23	100	100,867
County of Arlington VA GO, 5.00%, 08/15/23	100	101,412
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	100	101,964
County of Fairfax VA GO
4.00%, 10/01/23 (SAW)	905	914,388
Series A, 5.00%, 10/01/23 (SAW)	700	711,839
Series B, 5.00%, 04/01/23 (SAW)	75	75,311
Series B, 5.00%, 10/01/23 (SAW)	675	686,417
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	200	202,622
Series A, 5.00%, 08/01/23	165	167,162
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	143,058
Series A, 5.00%, 12/01/23 (SAW)	600	613,104
County of Prince William VA COP, 5.00%, 10/01/23	120	122,006
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	101,311
Fairfax County Economic Development Authority ST, 5.00%, 04/01/23	100	100,428
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	200	201,423
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	517,254
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	505,438
Virginia College Building Authority RB
5.00%, 02/01/23	800	800,000
5.00%, 09/01/23 (ST INTERCEPT)	7,220	7,334,089
Series A, 5.00%, 02/01/23	385	385,000
Series A, 5.00%, 09/01/23	40	40,632
Series A, 5.00%, 02/01/28 (PR 02/01/24)	1,025	1,025,000
Series E-1, 5.00%, 02/01/23	295	295,000
Series E-2, 5.00%, 02/01/23	555	555,000
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	950	957,087
5.00%, 09/15/23	680	691,034
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,103,380
Series A, 5.00%, 05/15/23	470	473,506
Series C, 5.00%, 05/15/23	90	90,671
Virginia Public Building Authority RB
5.00%, 08/01/23	1,150	1,165,129
Series C, 5.00%, 08/01/23	525	531,907
Series A, 4.00%, 08/01/23	245	247,019
Series A, 5.00%, 08/01/23	290	293,815
Series A, 5.00%, 08/01/26 (PR 08/01/24)	220	222,850
Series B, 5.00%, 08/01/23	865	876,379
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	101,084
5.00%, 03/01/23 (SAW)	250	250,524
5.00%, 07/15/23 (SAW)	45	45,536
5.00%, 08/01/23	1,735	1,757,306
5.00%, 08/01/23 (SAW)	765	774,835
Series B, 5.00%, 08/01/23	100	101,286

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 08/01/23 (SAW)	$280	$283,600
Series B, 5.00%, 08/01/23 (SAW)	225	227,893
Series VI, 5.00%, 04/15/23	155	155,805
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	676,647
Virginia Resources Authority RB
5.00%, 11/01/23	205	209,042
Series A, 4.00%, 11/01/23	100	101,236
Series A, 5.00%, 11/01/23	1,105	1,126,785
Series B, 5.00%, 11/01/23	200	203,943
Series S, 5.00%, 11/01/23	390	397,689
		32,236,541
Washington — 6.2%
Central Puget Sound Regional Transit Authority RB, SERIES S-1, 5.00%, 11/01/23	70	71,349
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	250	254,816
City of Bellevue WA GOL, 4.00%, 12/01/28 (PR 06/01/24) (AMBAC)	1,200	1,206,361
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	145	145,620
5.00%, 05/01/23	100	100,646
5.00%, 07/01/23	300	303,263
5.00%, 09/01/23	1,000	1,015,277
City of Seattle WA GO, 5.00%, 12/01/23	100	102,226
City of Seattle WA GOL
5.00%, 05/01/23	1,060	1,066,981
Series A, 5.00%, 04/01/23	445	446,940
Series A, 5.00%, 06/01/23	100	100,883
Series A, 5.00%, 11/01/23	100	102,002
Series A, 5.00%, 12/01/23	450	460,016
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	405,995
Series B, 5.00%, 04/01/23	350	351,468
Series C, 5.00%, 09/01/23	290	294,346
Series C, 5.00%, 10/01/23	280	284,792
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	725	729,684
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	640	653,818
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	117,512
County of King WA GOL
5.00%, 07/01/23	480	485,220
5.00%, 12/01/23	80	81,747
Series A, VRDN,1.15%, 01/01/46 (Put 01/31/23)(b)	3,000	3,000,000
Series B, 5.00%, 12/01/23	260	265,679
Series E, 5.00%, 12/01/23	165	168,604
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	520	525,547
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/24)	2,000	2,010,601
5.00%, 12/01/23	125	127,678
Energy Northwest RB
5.00%, 07/01/23	945	955,081
Series A, 4.00%, 07/01/23	150	150,987
Series A, 5.00%, 07/01/23	1,540	1,556,427
Grant County Public Utility District No. 2 Electric Revenue RB, Series J, 5.00%, 01/01/38 (PR 07/01/24)	1,000	1,010,751
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	51,063
Security	Par (000)	Value

Washington (continued)
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	$25	$25,546
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	175	178,749
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	3,110	3,178,963
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	260,548
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	91,928
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	178,837
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	65,553
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	71,500
Port of Seattle WA GOL, 5.00%, 06/01/23	250	252,167
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	70,135
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	183,886
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	126,605
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	25,536
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	20,265
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	168,535
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	142,999
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	250,351
Spokane & Whitman Counties School District No. 360 Cheney
GO, 5.00%, 12/01/23 (GTD)	100	102,142
State of Washington COP
Series A, 5.00%, 07/01/23	485	490,094
Series B, 5.00%, 07/01/23	235	237,468
State of Washington GO
5.00%, 02/01/23	125	125,000
5.00%, 07/01/23	125	126,323
5.00%, 08/01/23	440	445,657
Series C, 5.00%, 02/01/23	350	350,000
Series A, 5.00%, 08/01/23	460	465,914
Series B, 5.00%, 07/01/23	1,280	1,293,548
Series B, 5.00%, 08/01/23	210	212,700
Series C, 5.00%, 02/01/23	250	250,000
Series C, 5.50%, 07/01/23	45	45,568
Series D, 5.00%, 02/01/23	210	210,000
Series E, 5.00%, 06/01/23	100	100,843
Series E, 5.25%, 02/01/23	150	150,000
Series R, 4.00%, 07/01/23	90	90,585
Series R, 5.00%, 07/01/23	765	773,097
Series R-2015, 5.00%, 07/01/23	545	550,768
Series R-2017A, 5.00%, 08/01/23	400	405,143
Series R-2018D, 5.00%, 08/01/23	300	303,857
Series R-C, 5.00%, 07/01/23	490	495,186
State of Washington RB
5.00%, 09/01/23	1,000	1,013,533
Series C, 5.00%, 09/01/23	1,130	1,145,293
University of Washington, 5.00%, 07/01/25 (PR 07/01/24)	100	101,075
University of Washington RB
Series A, 4.00%, 12/01/23	165	167,228
Series B, 4.00%, 06/01/23	235	236,253
Series C, 5.00%, 12/01/23	215	219,660

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State University RB
5.00%, 04/01/23	$315	$316,268
5.00%, 10/01/23	120	121,974
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	15,315
		34,455,975
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	630,417
Series A, 5.00%, 11/01/23	55	56,080
Series A, 5.00%, 12/01/23	100	102,184
Series B, 5.00%, 06/01/23	225	226,950
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	830	842,439
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	262,254
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	225	227,260
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	110	111,155
Series A-II, 5.00%, 11/01/23	80	81,571
		2,540,310
Wisconsin — 2.7%
City of Madison WI GO, Series A, 4.00%, 10/01/23	500	505,451
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	270,000
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	376,258
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	207,127
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,502,517
Series 2, 5.00%, 06/01/23	115	115,966
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	1,440	1,452,529
State of Wisconsin G.O. UNLTD NOTES, 5.00%, 11/01/23	245	249,812
State of Wisconsin GO
5.00%, 05/01/23	1,000	1,006,411
5.00%, 11/01/23	565	576,097
Series D, 5.00%, 05/01/23	360	362,308
Series 1, 5.00%, 05/01/23	475	478,045
Series 1, 5.00%, 11/01/23	820	836,105
Series 2, 5.00%, 11/01/23	255	260,008
Security	Par (000)	Value

Wisconsin (continued)
Series A, 5.00%, 05/01/23	$100	$100,641
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,006,386
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,012,772
Series B, 4.00%, 05/01/23	80	80,317
Series C, 5.00%, 05/01/23	40	40,256
State of Wisconsin RB, Series A, 5.00%, 05/01/23	475	478,081
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	95,648
Series 1, 5.00%, 07/01/23	420	424,586
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	651,800
Series 1, 5.00%, 07/01/27 (PR 01/01/24)	640	646,880
Series 1, 5.00%, 07/01/30 (PR 07/01/24)	240	242,580
Series 2, 5.00%, 07/01/23	255	257,784
Series A, 5.00%, 07/01/23	625	631,824
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	116,469
Series A, 5.00%, 11/15/23	40	40,776
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	232,311
		15,257,745
Total Long-Term Investments — 101.1%
(Cost: $562,497,317)		560,727,805

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.39%(c)(d)	236	236,128

Total Short-Term Securities — 0.0%
(Cost: $236,058)		236,128

Total Investments — 101.1%
(Cost: $562,733,375)		560,963,933

Liabilities in Excess of Other Assets — (1.1)%		(6,373,856)

Net Assets — 100.0%		$554,590,077

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$2,259,207	$—	$(2,026,157	)(a)	$3,008	$70	$236,128	236	$18,460	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$560,727,805	$—	$560,727,805
Short-Term Securities
Money Market Funds	236,128	—	—	236,128
	$236,128	$560,727,805	$—	$560,963,933

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	MO	Moral Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
HERBIP	Higher Education Revenue Bond Intercept Program